NEBRASKA MUNICIPAL FUND
Schedule of Investments October 31, 2022 (unaudited)
	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (93.8%)

Education (4.4%)
County of Douglas NE 3.000% 09/01/2035 Callable @ 100.000 09/01/2031	310,000	255,142
Nebraska State Colleges Facilities Corp 5.000% 07/15/2023	250,000	252,893
Nebraska State Colleges Facilities Corp 5.000% 07/15/2033 Callable @ 100.000 07/15/2032	500,000	537,570
County of Saline NE 3.000% 02/15/2034 Callable @ 100.000 02/15/2029	365,000	312,203
County of Saline NE 3.000% 02/15/2035 Callable @ 100.000 02/15/2029	300,000	251,526
Southeast Community College 3.000% 03/15/2045 Callable @ 100.000 07/02/2025	500,000	353,565
University of Nebraska Facilities Corp 5.000% 07/15/2025	200,000	208,730
		2,171,629
General Obligation (46.6%)
Kearney School District 5.000% 10/15/2027	940,000	1,008,545
Lyons Decatur Northeast Schools 5.000% 12/15/2027 Callable @ 100.000 06/15/2027	200,000	211,938
Lyons Decatur Northeast Schools 5.000% 12/15/2028 Callable @ 100.000 06/15/2027	140,000	147,700
Plattsmouth School District 3.000% 12/15/2039 Callable @ 100.000 08/21/2024	1,000,000	787,430
City of Columbus NE 3.000% 12/15/2033 Callable @ 100.000 09/01/2026	325,000	286,231
City of Columbus NE 3.000% 12/15/2036 Callable @ 100.000 09/01/2026	400,000	325,408
Cozad City School District 4.000% 06/15/2025	500,000	507,765
Cozad City School District 4.000% 06/15/2037 Callable @ 100.000 05/17/2027	500,000	469,760
Ponca Public Schools 3.000% 12/15/2026 Callable @ 100.000 02/26/2025	355,000	347,797
Fremont School District 5.000% 12/15/2032	280,000	306,894
Fremont School District 4.000% 12/15/2033	250,000	247,445
*Omaha School District 5.000% 12/15/2029 Callable @ 100.000 12/15/2026	1,630,000	1,743,383
Omaha School District 3.000% 12/15/2042 Callable @ 100.000 01/30/2030	1,000,000	747,260
Elkhorn School District 4.000% 12/15/2034 Callable @ 100.000 12/15/2028	500,000	494,420
Elkhorn School District 4.000% 12/15/2037 Callable @ 100.000 12/15/2029	300,000	294,558
Douglas County School District No 15 3.000% 12/15/2041 Callable @ 100.000 09/29/2026	1,000,000	781,150
Douglas County School District No 15 4.000% 12/15/2029 Callable @ 100.000 12/15/2026	300,000	302,787
Douglas County School District No 17/NE 2.000% 12/15/2039 Callable @ 100.000 12/15/2030	500,000	323,075
Ralston Public Schools 3.000% 12/15/2041 Callable @ 100.000 12/15/2030	750,000	560,175
Douglas County School District No 59/NE 3.500% 06/15/2043 Callable @ 100.000 03/15/2024	500,000	399,875
Westside Community Schools 5.000% 12/01/2038 Callable @ 100.000 12/05/2024	235,000	238,208
Westside Community Schools 5.000% 12/01/2039 Callable @ 100.000 12/05/2024	250,000	253,147
County of Kearney NE 4.000% 06/01/2024	350,000	353,080
City of La Vista NE 3.000% 09/15/2041 Callable @ 100.000 01/05/2027	250,000	191,900
City of La Vista NE 5.000% 09/15/2028 Callable @ 100.000 06/15/2027	500,000	526,235
Lancaster County School District No 160 Norris 4.000% 12/15/2028 Callable @ 100.000 09/15/2027	315,000	319,473
Hershey Public Schools 4.000% 12/15/2027 Callable @ 100.000 12/15/2026	235,000	240,635
City of Lincoln NE 3.000% 12/01/2039 Callable @ 100.000 06/01/2029	685,000	558,624
City of Lincoln NE 3.000% 05/15/2033 Callable @ 100.000 05/15/2029	1,090,000	1,010,942
#City of Lincoln NE 5.000% 11/15/2026	410,000	437,749
#City of Lincoln NE 5.000% 11/15/2027	290,000	314,227
#City of Lincoln NE 5.000% 11/15/2030	500,000	560,285
City of Lincoln NE 3.000% 04/01/2033 Callable @ 100.000 04/01/2029	540,000	484,769
City of Omaha NE 4.000% 04/15/2037 Callable @ 100.000 04/15/2029	500,000	475,805
City of Omaha NE 3.000% 04/15/2041 Callable @ 100.000 04/15/2031	1,000,000	778,950
City of Omaha NE 5.000% 04/15/2027 Callable @ 100.000 04/15/2026	955,000	1,017,763
City of Omaha NE 5.000% 04/15/2028 Callable @ 100.000 04/15/2026	500,000	532,225
City of Omaha NE 3.750% 01/15/2038 Callable @ 100.000 01/15/2027	500,000	464,525
Papillion La Vista School District No 27 5.000% 06/01/2023	700,000	706,762
Papio Missouri River Natural Resource District 3.000% 12/01/2036 Callable @ 100.000 10/12/2026	600,000	503,214
Papio Missouri River Natural Resource District 3.000% 12/01/2041 Callable @ 100.000 10/12/2026	300,000	233,841
Polk County School District No 19 3.000% 06/15/2039 Callable @ 100.000 07/30/2024	455,000	352,852
Gretna Public Schools 3.000% 12/15/2046 Callable @ 100.000 12/15/2031	1,000,000	716,610
Ashland Greenwood Public Schools 3.000% 12/15/2044 Callable @ 100.000 12/15/2030	950,000	653,590
Ashland Greenwood Public Schools 3.000% 12/15/2046 Callable @ 100.000 12/15/2030	1,000,000	682,320
		22,901,327
Health Care (3.6%)
Douglas County Hospital Authority No 2 5.000% 05/15/2027 Callable @ 100.000 05/15/2026	200,000	211,224
Madison County Hospital Authority No 1 5.000% 07/01/2031 Callable @ 100.000 07/01/2025	500,000	514,370
Madison County Hospital Authority No 1 5.000% 07/01/2032 Callable @ 100.000 07/01/2025	335,000	343,402
Madison County Hospital Authority No 1 5.000% 07/01/2033 Callable @ 100.000 07/01/2025	450,000	461,439
Madison County Hospital Authority No 1 5.000% 07/01/2034 Callable @ 100.000 07/01/2025	215,000	220,355
		1,750,790
Housing (0.7%)
Nebraska Investment Finance Authority 3.850% 03/01/2038 Callable @ 100.000 09/01/2024	395,000	360,473

Other Revenue (3.1%)
City of Columbus NE 3.000% 06/15/2036 Callable @ 100.000 06/30/2026	750,000	646,643
Omaha Public Facilities Corp 4.000% 04/15/2031	250,000	256,795
Omaha Public Facilities Corp 4.000% 04/15/2032 Callable @ 100.000 04/15/2031	250,000	254,717
Papillion Municipal Facilities Corp 3.000% 12/15/2034 Callable @ 100.000 07/30/2024	435,000	383,983
		1,542,138
Pre-Refunded (11.9%)
Elkhorn School District 4.000% 12/15/2034 Callable @ 100.000 12/15/2025	300,000	306,933
Elkhorn School District 4.000% 12/15/2030 Callable @ 100.000 12/15/2026	500,000	516,810
City of Grand Island NE Sewer System Revenue 5.000% 09/15/2026 Callable @ 100.000 09/17/2023	250,000	255,325
Grand Island Public Schools 5.000% 12/15/2033 Callable @ 100.000 12/15/2024	500,000	518,905
Grand Island Public Schools 5.000% 12/15/2039 Callable @ 100.000 12/15/2024	500,000	517,135
Knox County School District N0 576 4.000% 12/15/2038 Callable @ 100.000 12/15/2023	590,000	595,829
Gretna Public Schools 5.000% 12/15/2035 Callable @ 100.000 12/15/2025	250,000	264,367
Sarpy County School District No 1 3.500% 12/15/2035 Callable @ 100.000 09/30/2024	250,000	250,833
Scotts Bluff County School District No 32 5.000% 12/01/2031 Callable @ 100.000 12/01/2025	250,000	264,135
University of Nebraska 5.000% 07/01/2035 Callable @ 100.000 07/01/2025	1,500,000	1,563,600
University of Nebraska 5.000% 05/15/2035 Callable @ 100.000 05/15/2025	500,000	521,760
University of Nebraska 5.000% 05/15/2033 Callable @ 100.000 11/15/2025	250,000	263,733
		5,839,365
Transportation (3.1%)
Omaha Airport Authority 5.000% 12/15/2027 Callable @ 100.000 12/15/2026	500,000	522,845
Omaha Airport Authority 5.000% 12/15/2036 Callable @ 100.000 12/15/2026	1,000,000	1,020,550
		1,543,395
Utilities (20.4%)
City of Columbus NE Combined Revenue 4.000% 12/15/2032 Callable @ 100.000 12/15/2026	100,000	100,658
City of Columbus NE Combined Utilities System Revenue 4.000% 06/15/2033 Callable @ 100.000 06/15/2030	300,000	302,049
City of Columbus NE Combined Utilities System Revenue 4.000% 06/15/2034 Callable @ 100.000 06/15/2030	300,000	303,828
City of Columbus NE Combined Utilities System Revenue 4.000% 06/15/2035 Callable @ 100.000 06/15/2030	300,000	294,228
City of Grand Island NE Combined Utility System Revenue 4.000% 08/15/2037 Callable @ 100.000 08/15/2030	300,000	284,922
City of Lincoln NE Solid Waste Management Revenue 4.000% 08/01/2025 Callable @ 100.000 08/01/2023	275,000	277,362
City of Lincoln NE Solid Waste Management Revenue 4.000% 08/01/2027 Callable @ 100.000 08/01/2023	400,000	403,488
Metropolitan Utilities District of Omaha 4.000% 12/15/2026 Callable @ 100.000 12/15/2022	250,000	250,277
Nebraska Public Power District 5.000% 01/01/2041 Callable @ 100.000 01/01/2026	250,000	258,770
*Nebraska Public Power District 5.000% 01/01/2036 Callable @ 100.000 01/01/2026	2,355,000	2,422,377
City of Omaha NE Sewer Revenue 5.000% 11/15/2029 Callable @ 100.000 11/15/2024	250,000	258,402
City of Omaha NE Sewer Revenue 5.000% 11/15/2030 Callable @ 100.000 11/15/2024	250,000	258,255
City of Omaha NE Sewer Revenue 5.000% 11/15/2031 Callable @ 100.000 11/15/2024	500,000	517,095
City of Omaha NE Sewer Revenue 4.000% 04/01/2035 Callable @ 100.000 04/01/2026	250,000	246,975
City of Omaha NE Sewer Revenue 4.000% 04/01/2037 Callable @ 100.000 04/01/2030	750,000	731,093
City of Omaha NE Sewer Revenue 4.000% 04/01/2038 Callable @ 100.000 04/01/2030	400,000	383,584
City of Omaha NE Sewer Revenue 4.000% 04/01/2039 Callable @ 100.000 04/01/2030	250,000	237,355
Omaha Public Power District 5.000% 02/01/2046 Callable @ 100.000 08/01/2030	1,000,000	1,034,980
Omaha Public Power District Nebraska City Station Unit 2 5.000% 02/01/2032 Callable @ 100.000 02/01/2025	250,000	258,580
Omaha Public Power District Nebraska City Station Unit 2 5.000% 02/01/2031 Callable @ 100.000 02/01/2026	445,000	466,881
Omaha Public Power District Nebraska City Station Unit 2 4.000% 02/01/2032 Callable @ 100.000 02/01/2026	400,000	403,012
Omaha Public Power District Nebraska City Station Unit 2 4.000% 02/01/2035 Callable @ 100.000 02/01/2026	365,000	361,226
		10,055,397

TOTAL MUNICIPAL BONDS (COST: $51,483,024)		$46,164,514

OTHER ASSETS LESS LIABILITIES (6.2%)		$3,037,215

NET ASSETS (100.0%)		$49,201,729

*Indicates bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.
#When-issued purchase as of October 31, 2022.

NOTE: INVESTMENT IN SECURITIES (unaudited)
At October 31, 2022, the net unrealized appreciation (depreciation) based on the cost of investments for federal income tax purposes was as follows:
Nebraska Municipal Fund
Investments at cost	$51,483,024
Unrealized appreciation	$18,533
Unrealized depreciation	($5,337,043)
Net unrealized appreciation (depreciation)*	($5,318,510)

*Differences between financial reporting-basis and tax-basis unrealized appreciation/(depreciation) are due to differing treatment of market discount.

NOTE: FAIR VALUE MEASUREMENTS (unaudited)

Various inputs are used in determining the value of the Funds' investments. These inputs are summarized in three broad levels: Level 1 inputs are based on quoted prices in active markets for identical securities. Level 2 inputs are based on significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 inputs are based on significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments.) The following is a summary of the inputs used to value the Funds’ investments as of October 31, 2022:

Nebraska Municipal Fund

	Level 1	Level 2	Level 3	Total
Municipal Bonds	$0	$46,164,514	$0	$46,164,514
Total	$0	$46,164,514	$0	$46,164,514